Employee costs and share plans for employees - Reconciliation and weighted average value of awards (Details) EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2023 GBP (£) EquityInstruments	Dec. 31, 2023 USD ($) EquityInstruments	Dec. 31, 2022 GBP (£) EquityInstruments	Dec. 31, 2022 USD ($) EquityInstruments	Dec. 31, 2021 GBP (£) EquityInstruments	Dec. 31, 2021 USD ($) EquityInstruments
Ordinary shares | AstraZeneca Performance Share Plan
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	3,630	3,630	3,459	3,459	3,045	3,045
Granted	976	976	1,059	1,059	1,275	1,275
Forfeited	(148)	(148)	(132)	(132)	(220)	(220)
Cancelled					(9)	(9)
Exercised	(813)	(813)	(756)	(756)	(632)	(632)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	3,645	3,645	3,630	3,630	3,459	3,459
Weighted average fair value - granted | £	£ 99.29		£ 83.28		£ 60.12
Ordinary shares | AstraZeneca Global Restricted Stock Plan
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	2,469	2,469	2,028	2,028	1,626	1,626
Granted	1,185	1,185	1,237	1,237	902	902
Forfeited	(187)	(187)	(190)	(190)	(158)	(158)
Cancelled					(1)	(1)
Exercised	(570)	(570)	(606)	(606)	(341)	(341)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	2,897	2,897	2,469	2,469	2,028	2,028
Weighted average fair value - granted | £	£ 108.22		£ 91.67		£ 68.93
Ordinary shares | AstraZeneca Restricted Share Plan
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	233	233	255	255	161	161
Granted	208	208	75	75	139	139
Forfeited	(20)	(20)	(25)	(25)	(18)	(18)
Exercised	(86)	(86)	(72)	(72)	(27)	(27)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	335	335	233	233	255	255
Weighted average fair value - granted | £	£ 111.35		£ 98.94		£ 74.15
Ordinary shares | Astrazeneca Extended Incentive Plan
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	259	259	282	282	300	300
Granted	71	71
Forfeited	(8)	(8)	(23)	(23)	(18)	(18)
Exercised	(107)	(107)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	215	215	259	259	282	282
Weighted average fair value - granted | £	£ 117.48
ADR shares | AstraZeneca Performance Share Plan
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	5,724	5,724	5,178	5,178	4,791	4,791
Granted	2,071	2,071	2,339	2,339	2,082	2,082
Forfeited	(437)	(437)	(570)	(570)	(494)	(494)
Exercised	(1,470)	(1,470)	(1,223)	(1,223)	(1,201)	(1,201)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	5,888	5,888	5,724	5,724	5,178	5,178
Weighted average fair value - granted | $		$ 59.95		$ 55.73		$ 41.56
ADR shares | AstraZeneca Global Restricted Stock Plan
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	11,683	11,683	9,541	9,541	9,175	9,175
Granted	6,343	6,343	6,478	6,478	4,509	4,509
Forfeited	(1,417)	(1,417)	(1,627)	(1,627)	(1,254)	(1,254)
Cancelled	(3)	(3)	(3)	(3)	(8)	(8)
Exercised	(2,738)	(2,738)	(2,706)	(2,706)	(2,881)	(2,881)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	13,868	13,868	11,683	11,683	9,541	9,541
Weighted average fair value - granted | $		$ 65.38		$ 61.21		$ 47.75
ADR shares | AstraZeneca Restricted Share Plan
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	678	678	763	763	506	506
Granted	436	436	216	216	481	481
Forfeited	(59)	(59)	(136)	(136)	(42)	(42)
Exercised	(288)	(288)	(165)	(165)	(182)	(182)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	767	767	678	678	763	763
Weighted average fair value - granted | $		$ 65.37		$ 63.35		$ 53.96
ADR shares | Astrazeneca Extended Incentive Plan
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	195	195	195	195	65	65
Granted	95	95			175	175
Forfeited					(45)	(45)
Cancelled	(34)	(34)
Exercised	(9)	(9)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	247	247	195	195	195	195
Weighted average fair value - granted | $		$ 74.78				$ 56.83